Transactions with Related Parties, Due from Related Parties (Details) - USD ($) $ in Thousands	Apr. 07, 2025	Mar. 27, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Expenses [Abstract]
Due from related parties			$ 0	$ 142
Certain Employees of Service Providers [Member]
Related Party Expenses [Abstract]
Shares granted (in shares)		65,000
Certain Employees of Service Providers [Member] | Subsequent Event [Member]
Related Party Expenses [Abstract]
Shares granted (in shares)	75,000
Related Party [Member]
Related Party Expenses [Abstract]
Due from related parties			0	142
Related Party [Member] | Seanergy Management [Member]
Related Party Expenses [Abstract]
Due from related parties			$ 0	$ 142